Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	BAILLIE GIFFORD FUNDS
Central Index Key	0001120543
Amendment Flag	false
Document Creation Date	Sep. 27, 2017
Document Effective Date	Sep. 27, 2017
Prospectus Date	Sep. 27, 2017
Baillie Gifford Global Select Equity Fund | Institutional Class
Prospectus:
Trading Symbol	BGSSX
Baillie Gifford Global Select Equity Fund | Class K
Prospectus:
Trading Symbol	BGSKX
Baillie Gifford International Concentrated Growth Fund | Institutional Class
Prospectus:
Trading Symbol	BTLSX
Baillie Gifford International Concentrated Growth Fund | Class K
Prospectus:
Trading Symbol	BTLKX
Baillie Gifford Positive Change Equity Fund | Institutional Class
Prospectus:
Trading Symbol	BPESX
Baillie Gifford Positive Change Equity Fund | Class K
Prospectus:
Trading Symbol	BPEKX